Summary of Interest Income and Expense by Basis of Accounting Classification (Details) - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2022	Jan. 31, 2021
Disclosure Of Interest Income Expense [Line Items]
Interest income	[1]	$ 7,522	$ 7,610
Interest expense		1,220	1,580
Equity instruments measured at fair value through other comprehensive income [member]
Disclosure Of Interest Income Expense [Line Items]
Interest income		44	33
Financial assets amortized cost [member]
Disclosure Of Interest Income Expense [Line Items]
Interest income		6,530	6,611
Interest expense		795	996
Financial assets at fair value through other comprehensive income [member]
Disclosure Of Interest Income Expense [Line Items]
Interest income		93	177
Financial instruments measure at amortized cost and FVOCI [member]
Disclosure Of Interest Income Expense [Line Items]
Interest income		6,623	6,788
Financial instruments measured or designated at fair value through profit or loss [member]
Disclosure Of Interest Income Expense [Line Items]
Interest income		855	789
Interest expense		$ 425	$ 584

[1]	Includes $6,623 million and $6,788 million, for the three months ended January 31, 2022 and January 31, 2021, respectively, which have been calculated based on the effective interest rate method (EIRM).